Financial Instruments - Summary of Disclosure in Tabular Form of Movement Recognized in Other Comprehensive Income Cash Flow Hedges (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
(Loss) / gain in the year / period	£ 0.7	£ (2.1)	£ (0.1)	£ 1.5
Recycled to profit and loss	0.0	0.4	0.0	(0.4)
(Loss) / gain recognized in other comprehensive income	£ 0.7	£ (1.7)	£ (0.1)	£ 1.1